capital structure financial policies - reconciliation (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of initial application of standards or interpretations
EBITDA	$ (1,588)	$ (1,593)	$ (3,209)	$ (3,162)	$ (6,453)	$ (6,406)	$ (6,540)
Gain on disposition of financial solutions business							(410)
Restructuring and other costs, net of disbursements					186		7
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment device financing					(173)		(3)
Effects of lease principal					(506)		(503)
Share-based compensation expense, net	30	42	73	68	127		120
Net employee defined benefit plans expense	16	25	31	52	80		109
Employer contributions to employee defined benefit plans	(7)	(8)	(16)	(25)	(35)		(50)
Interest paid	(295)	(195)	(581)	(375)	(1,022)		(747)
Interest received	3		7	1	23		15
Capital expenditures					(3,105)		(3,787)
Free cash flow before income taxes					2,028		1,291
Income taxes	152	130	279	238	(560)		(486)
Effect of disposition of financial solutions business on income taxes paid							61
Free cash flow					1,468		866
Effects of lease principal					506		503
Gain on disposition of financial solutions business, net of effect on income taxes paid							(349)
Net change in non-cash operating working capital not included in preceding line items and other individually immaterial items included in net income neither providing nor using cash					(775)		(217)
Cash provided by operating activities	$ 1,117	$ 1,250	$ 1,878	$ 2,385	$ 4,304		$ 4,590